Supplement to the
Fidelity® 130/30
Large Cap Fund
March 26, 2008
Prospectus

The SEC may from time to time impose temporary bans on certain short selling activities. These bans may prevent the fund from fully implementing its strategy.

FLC-08-02 November 7, 2008
1.879258.101

Supplement to the
Fidelity® Advisor 130/30 Large
Cap Fund
Class A, Class T, Class B, and Class C
March 26, 2008
Prospectus

The SEC may from time to time impose temporary bans on certain short selling activities. These bans may prevent the fund from fully implementing its strategy.

AFLC-08-02 November 7, 2008
1.879259.101

Supplement to the
Fidelity® Advisor 130/30 Large
Cap Fund
Institutional Class
March 26, 2008
Prospectus

The SEC may from time to time impose temporary bans on certain short selling activities. These bans may prevent the fund from fully implementing its strategy.

AFLCI-08-02 November 7, 2008
1.879260.101

Supplement to the
Fidelity® Growth Company Fund
January 29, 2008
Prospectus

Fidelity Growth Company Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces similar information found under the "Buying Shares" heading in the "Shareholder Information" section beginning on page 12.

Effective the close of business on April 28, 2006, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on April 28, 2006, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by April 28, 2006, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by April 28, 2006, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since April 28, 2006, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 5) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

GCF-08-02 November 7, 2008
1.734042.110

Supplement to the
Fidelity® Growth Company Fund
May 4, 2008
as revised
June 20, 2008
Prospectus

The following information replaces similar information found under the "Buying Shares" heading in the "Shareholder Information" section on page 12.

As discussed above, Class K shares of the fund are available for purchase only by accounts of participants in eligible group employer retirement plans if Class K of the fund is an investment option under such plans. Effective the close of business on April 28, 2006, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Class K share investors who did not own shares of the fund on April 28, 2006, generally will not be allowed to buy shares of the fund except that new fund positions may be opened by 1) participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by April 28, 2006 and 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by April 28, 2006.

GCF-K-08-01 November 7, 2008
1.882818.100